INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%
Non-current:
Net operating loss carry forwards	$ 439,629	$ 199,827
Valuation allowance	(439,629)	(199,827)
Total deferred tax assets		0
Net operating losses carry forwards	1,757,356
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Net income before provision for income taxes	$ (1,651,273)	$ 482,970	$ (1,808,747)
Statutory tax rates in the PRC	25.00%	25.00%
Income tax at statutory tax rate	$ (412,817)	$ 120,743
Expenses not deductible for tax purposes
Entertainment expenses exceeded tax limit	0	18
Exempted taxable income	(1,648)	0
Effect of income tax rate difference in other jurisdiction	174,663	(191,895)
Changes in valuation allowance	239,802	71,134
Income tax benefits	$ 0	$ 0	$ 0
HONG KONG
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%
SINGAPORE
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	17.00%
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%